N-4	Apr. 28, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	AMERICAN GENERAL LIFE INSURANCE CO
Entity Central Index Key	0000005108
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Corebridge MarketLock Annuity 333-277203
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]	Corebridge MarketLock Annuity — New Business Rates (%)1yr Nasdaq-100 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
1/1/2025 – 1/5/2025		1/6/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
14	100	14.5	100	14.5	100	14.5	100	15	100
4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/8/2025		6/9/2025 – 6/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
15	100	15.5	100	15.5	100	15.5	100	16.5	100
7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
16.5	100	16.5	100	16.5	100	16.5	100	13	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
13	100	13	100
1yr Nasdaq-100 10% Buffer with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
18	100	18	100	18	100	18.5	100	18.5	100
4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/8/2025		6/9/2025 – 6/30/2025		7/1/2025 – 7/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
19	100	19	100	19	100	21	100	21	100
8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
21	100	21	100	21	100	17	100	17	100
12/1/2025 – 12/31/2025
Cap	Participation
17	100
1yr Nasdaq-100 10% Buffer with Trigger
Upside Parameter: Trigger
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
12.5	100	12.5	100	12.5	100	13	100	13	100
4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
13.5	100	13.5	100	13.5	100	13.5	100	13.5	100
9/1/2025 – 9/1/2025		9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
13.5	100	13	100	13	100	11	100	11	100
12/1/2025 – 12/31/2025
Trigger	Participation
11	100
1yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
1/1/2025 – 1/5/2025		1/6/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
11.75	100	12.5	100	12.5	100	12.5	100	13	100
4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/8/2025		6/9/2025 – 6/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
13	100	13.5	100	13.5	100	13.5	100	14.5	100
7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/1/2025		9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
14.5	100	14.5	100	14.5	100	14	100	14	100
10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation
12	100	12	100	12	100
1yr S&P 500 10% Buffer with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
17	100	17	100	17	100	17.5	100	17.5	100
4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/8/2025		6/9/2025 – 6/30/2025		7/1/2025 – 7/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
18	100	18	100	18	100	20	100	20	100
8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
20	100	20	100	20	100	16	100	16	100
12/1/2025 – 12/31/2025
Cap	Participation
16	100
1yr S&P 500 10% Buffer with Trigger
Upside Parameter: Trigger
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/30/2025		3/31/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
10.5	100	10.5	100	10.5	100	11.25	100	11.25	100
4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
12	100	12	100	12	100	12	100	12	100
9/1/2025 – 9/1/2025		9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
12	100	11	100	11	100	10	100	10	100
12/1/2025 – 12/31/2025
Trigger	Participation
10	100
1yr S&P 500 20% Buffer with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/9/2025		3/10/2025 – 3/30/2025		3/31/2025 – 3/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
11.75	100	11.75	100	11.75	100	13	100	13.25	100
4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
13.25	100	14	100	14	100	14	100	14	100
8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
14	100	14	100	14	100	11.5	100	11.5	100
12/1/2025 – 12/31/2025
Cap	Participation
11.5	100
3yr S&P 500 Lock 30 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
30	100	30	100	30	100	30	100	30	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
30	100	30	100	30	100	30	100	30	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
30	100	30	100
3yr S&P 500 Lock 40 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
40	100	40	100	40	100	40	100	40	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
40	100	40	100	40	100	40	100	40	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
40	100	40	100
3yr S&P 500 Lock 50 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100	50	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100	50	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
50	100	50	100
6yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
300	100	300	100	300	100	300	100	300	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
300	100	300	100	300	100	300	100	300	100
10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation
150	100	150	100	150	100
6yr S&P 500 10% Buffer Enhanced Participation and Cap
Upside Parameter: Participation/Cap
10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
80	110	80	110	80	110	85	110
6yr S&P 500 10% Buffer with Cap Secure
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/9/2025		3/10/2025 – 3/30/2025		3/31/2025 – 3/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
12.5	100	12.5	100	12.5	100	14	100	14.5	100
4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025		5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
14.5	100	15	100	15	100	15	100	15	100
8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
15	100	15	100	15	100	13	100	13	100
12/1/2025 – 12/31/2025
Cap	Participation
13	100
6yr S&P 500 10% Buffer with Participation
Upside Parameter: Participation
1/1/2025 – 1/31/2025	2/1/2025 – 2/28/2025	3/1/2025 – 3/31/2025	4/1/2025 – 4/27/2025
Participation	Participation	Participation	Participation
108	108	108	108
6yr S&P 500 10% Buffer with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
600	100	600	100	600	100	600	100
6yr S&P 500 10% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	108	Uncapped	108	Uncapped	108	Uncapped	108	Uncapped	108
5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/20/2025		7/21/2025 – 7/31/2025		8/1/2025 – 8/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	108	Uncapped	108	Uncapped	108	Uncapped	106	Uncapped	106
9/1/2025 – 9/1/2025		9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	106	Uncapped	105	Uncapped	105	Uncapped	100	Uncapped	100
12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation
Uncapped	100	Uncapped	105
6yr S&P 500 20% Buffer Dual Direction Trigger with Cap
Upside Parameter: Cap/Trigger
10/27/2025 – 10/31/2025			11/1/2025 – 11/30/2025			12/1/2025 – 12/31/2025
Cap	Trigger	Participation	Cap	Trigger	Participation	Cap	Trigger	Participation
60	30	100	60	30	100	60	30	100
6yr S&P 500 20% Buffer Dual Direction with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
100	100	100	100	100	100	100	100	115	100
5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/1/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
115	100	115	100	115	100	115	100	115	100
9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/21/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
100	100	100	100	80	100	80	100	80	100
12/22/2025 – 12/31/2025
Cap	Participation
100	100
6yr S&P 500 20% Buffer Enhanced Participation and Cap
Upside Parameter: Participation/Cap
10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
65	110	65	110	65	110	75	110
6yr S&P 500 20% Buffer with Participation
Upside Parameter: Participation
1/1/2025 – 1/31/2025	2/1/2025 – 2/28/2025	3/1/2025 – 3/31/2025	4/1/2025 – 4/27/2025
Participation	Participation	Participation	Participation
100	100	100	100
6yr S&P 500 20% Buffer with Cap
Upside Parameter: Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/27/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
300	100	300	100	300	100	300	100
6yr S&P 500 20% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/27/2025		4/28/2025 – 4/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	100	Uncapped	100	Uncapped	100	Uncapped	100	Uncapped	103
5/1/2025 – 5/31/2025		6/1/2025 – 6/30/2025		7/1/2025 – 7/20/2025		7/21/2025 – 7/31/2025		8/1/2025 – 8/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	103	Uncapped	103	Uncapped	103	Uncapped	101	Uncapped	101
9/1/2025 – 9/1/2025		9/2/2025 – 9/30/2025		10/1/2025 – 10/26/2025		10/27/2025 – 10/31/2025		11/1/2025 – 11/30/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	101	200	100	200	100	125	100	125	100
12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation
125	100	200	100
6yr S&P 500 Lock 100 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
100	100	100	100	100	100	100	100	100	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
100	100	100	100	100	100	100	100	100	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
100	100	100	100
6yr S&P 500 Lock 50 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100	50	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100	50	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
50	100	50	100
6yr S&P 500 Lock 75 with Buffer
Upside Parameter: Lock
1/1/2025 – 1/31/2025		2/1/2025 – 2/28/2025		3/1/2025 – 3/31/2025		4/1/2025 – 4/30/2025		5/1/2025 – 5/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
75	100	75	100	75	100	75	100	75	100
6/1/2025 – 6/30/2025		7/1/2025 – 7/31/2025		8/1/2025 – 8/31/2025		9/1/2025 – 9/30/2025		10/1/2025 – 10/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
75	100	75	100	75	100	75	100	75	100
11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
75	100	75	100
Corebridge MarketLock Annuity — Rate Renewal (%) for Contracts issued in 20241yr Nasdaq-100 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/15/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
13.5	100	13.5	100	13.5	100	13.5	100	13.5	100
12/16/2025 – 12/31/2025
Cap	Participation
14	100
1yr Nasdaq-100 10% Buffer with Cap
Upside Parameter: Cap
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/15/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
17	100	17	100	17	100	17	100	17	100
12/16/2025 – 12/31/2025
Cap	Participation
18	100
1yr Nasdaq-100 10% Buffer with Trigger
Upside Parameter: Trigger
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/10/2025		11/11/2025 – 11/30/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
12	100	12	100	12	100	12	100	12.5	100
12/1/2025 – 12/31/2025
Trigger	Participation
12.5	100
1yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
11.75	100	11.75	100	11.75	100	11.75	100
1yr S&P 500 10% Buffer with Cap
Upside Parameter: Cap
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
17	100	17	100	17	100	17	100
1yr S&P 500 10% Buffer with Trigger
Upside Parameter: Trigger
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/10/2025		11/11/2025 – 11/30/2025
Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation	Trigger	Participation
10	100	10	100	10	100	10	100	10.5	100
12/1/2025 – 12/31/2025
Trigger	Participation
10.5	100
1yr S&P 500 20% Buffer with Cap
Upside Parameter: Cap
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/15/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
11	100	11	100	11	100	11	100	11	100
12/16/2025 – 12/31/2025
Cap	Participation
11.75	100
3yr S&P 500 Lock 30 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
30	100	30	100	30	100	30	100
3yr S&P 500 Lock 40 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
40	100	40	100	40	100	40	100
3yr S&P 500 Lock 50 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100
6yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
200	100	250	100	250	100	250	100
6yr S&P 500 10% Buffer with Cap Secure
Upside Parameter: Cap
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
12.5	100	12.5	100	12.5	100	12.5	100
6yr S&P 500 10% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
Uncapped	100	Uncapped	100	Uncapped	103	Uncapped	103	Uncapped	103
6yr S&P 500 20% Buffer Dual Direction with Cap
Upside Parameter: Cap
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
90	100	100	100	100	100	100	100
6yr S&P 500 20% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
9/23/2025 – 9/25/2025		9/26/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
200	100	200	100	250	100	250	100	250	100
6yr S&P 500 Lock 100 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
100	100	100	100	100	100	100	100
6yr S&P 500 Lock 50 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
50	100	50	100	50	100	50	100
6yr S&P 500 Lock 75 with Buffer
Upside Parameter: Lock
9/23/2025 – 9/30/2025		10/1/2025 – 10/31/2025		11/1/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation	Cap	Participation
75	100	75	100	75	100	75	100